Current and deferred income tax and social contribution - Amounts recognized in profit or loss for the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and deferred income tax and social contribution
Current tax expense (income)	R$ (531,717)	R$ (443,806)	R$ (280,845)
Provision for impairment losses on loans and advances	232,742	184,863	223,051
Adjustment of financial assets to fair value	22,585	3,704	(36,249)
Deferred tax expense from other temporary differences	8,101	(74,962)	33,949
Other temporary differences	814	7,112	5,074
Tax Losses carried forward	(3,611)	90,380	(32,561)
Deferred income tax and social contribution benefits (expenses), other	44,220	0	0
Deferred tax expense (income) recognised in profit or loss	304,851	211,097	193,264
Income tax	R$ (226,866)	R$ (232,709)	R$ (87,581)